Commitments and Contingencies - Employee Savings and Retirement Plan (Details) - Employee savings and retirement plan - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Employee Savings and Retirement Plan
Compensation expense	$ 0.7	$ 0.6
U.S.
Employee Savings and Retirement Plan
Employee contribution	100.00%
Employer matching contribution	25.00%
U.S. | Maximum
Employee Savings and Retirement Plan
Employer contribution on employee salary, percent	6.00%
Canada
Employee Savings and Retirement Plan
Employer matching contribution	5.00%
U.K.
Employee Savings and Retirement Plan
Employee contribution	5.00%
Employer matching contribution	3.00%
U.K. | Minimum
Employee Savings and Retirement Plan
Employer matching contribution	5.00%
Deferred profit sharing plan | Canada
Employee Savings and Retirement Plan
Employer matching contribution	3.00%
Retirement savings plan or tax free savings account | Canada | Maximum
Employee Savings and Retirement Plan
Employer matching contribution	2.00%